Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—8.1%
143,663	[1]	Alphabet, Inc., Class A	$23,385,463
341,396	[1]	Altice USA, Inc.	658,894
145,023	[1]	CarGurus, Inc.	3,257,217
65,486	[1]	Cars.com, Inc.	1,094,271
15,554		Comcast Corp., Class A	592,763
45,022	[1]	Meta Platforms, Inc.	19,367,114
3,370	[1]	Netflix, Inc.	1,855,657
51,018	[1]	Spotify Technology SA	14,307,488
115,050	[1]	ZoomInfo Technologies, Inc.	1,824,693
		TOTAL	66,343,560
		Consumer Discretionary—10.7%
156,359		Advance Auto Parts, Inc.	11,411,080
16,639	[1]	Airbnb, Inc.	2,638,446
112,930	[1]	Amazon.com, Inc.	19,762,750
564	[1]	AutoZone, Inc.	1,667,410
53,316	[1,2]	Cava Group, Inc.	3,835,553
35,989	[1]	DoorDash, Inc.	4,651,938
8,683	[1]	Duolingo, Inc.	1,960,187
47,545		eBay, Inc.	2,450,469
39,478	[1]	Expedia Group, Inc.	5,314,923
294,843		Gap (The), Inc.	6,050,178
53,197	[1]	Goodyear Tire & Rubber Co.	636,236
9,764		McDonald’s Corp.	2,665,963
2,844		Murphy USA, Inc.	1,176,904
2,196	[1]	O’Reilly Automotive, Inc.	2,225,119
34,408		PVH Corp.	3,743,591
43,284	[1]	Royal Caribbean Cruises, Ltd.	6,043,745
3,413	[1]	Ulta Beauty, Inc.	1,381,719
25,806		Wingstop, Inc.	9,929,891
		TOTAL	87,546,102
		Consumer Staples—6.7%
56,627		Albertsons Cos., Inc.	1,155,191
38,758	[1]	Bellring Brands, Inc.	2,138,279
4,108		Church and Dwight, Inc.	443,212
113,094		Colgate-Palmolive Co.	10,395,601
7,867		Costco Wholesale Corp.	5,687,054
95,944	[1]	Hain Celestial Group, Inc.	589,096
30,544		Kimberly-Clark Corp.	4,170,172
98,606		Kroger Co.	5,460,800
60,935	[1]	Maplebear, Inc.	2,079,712
74,763		PepsiCo, Inc.	13,151,559
4,219	[1]	Post Holdings, Inc.	447,847
32,392		Procter & Gamble Co.	5,286,374
62,676		WalMart, Inc.	3,719,821
		TOTAL	54,724,718
		Energy—3.0%
13,465		Cheniere Energy, Inc.	2,125,046

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
3,999		Chevron Corp.	$644,919
17,215		Devon Energy Corp.	881,064
63,055		Marathon Oil Corp.	1,693,027
63,167		Marathon Petroleum Corp.	11,478,707
5,184		ONEOK, Inc.	410,158
5,191		Phillips 66	743,403
50,712	[1]	Weatherford International PLC	6,269,017
		TOTAL	24,245,341
		Financials—14.7%
18,790		Aflac, Inc.	1,571,783
2,133		Allstate Corp.	362,738
27,054		Ameriprise Financial, Inc.	11,140,567
7,102		Aon PLC	2,002,835
31,624		Apollo Global Management, Inc.	3,427,409
21,965	[1]	Arch Capital Group Ltd.	2,054,606
122,842		Bank of New York Mellon Corp.	6,939,345
9,573		Cboe Global Markets, Inc.	1,734,149
8,500		Chubb Ltd.	2,113,440
9,668	[1]	Coinbase Global, Inc.	1,971,595
65,169	[2]	Corebridge Financial, Inc.	1,730,889
17,182	[1]	Fiserv, Inc.	2,623,176
20,827		Globe Life, Inc.	1,586,393
47,662	[1]	Green Dot Corp.	417,042
26,810		Hartford Financial Services Group, Inc.	2,597,621
46,999		Interactive Brokers Group, Inc., Class A	5,410,525
174,019		Jackson Financial, Inc.	11,888,978
29,588		JPMorgan Chase & Co.	5,673,203
8,306		Marsh & McLennan Cos., Inc.	1,656,466
6,611		Mastercard, Inc.	2,982,883
2,279		MSCI, Inc., Class A	1,061,535
41,020		Northern Trust Corp.	3,379,638
44,259	[1]	PayPal Holdings, Inc.	3,006,071
31,747		PROG Holdings, Inc.	1,055,270
14,855		Progressive Corp., OH	3,093,554
141,060		Prudential Financial, Inc.	15,584,309
19,517	[1]	Ryan Specialty Group Holdings, Inc.	962,969
69,350		State Street Corp.	5,027,181
50,999		The Travelers Cos., Inc.	10,819,948
51,304		Virtu Financial, Inc.	1,113,297
16,199		Visa, Inc., Class A	4,351,213
66,109		Western Union Co.	888,505
		TOTAL	120,229,133
		Health Care—13.0%
155,299		AbbVie, Inc.	25,257,829
20,299		Amgen, Inc.	5,560,708
27,639	[1]	AnaptysBio, Inc.	672,733
10,980	[1]	Biogen, Inc.	2,358,724
14,240		Bristol-Myers Squibb Co.	625,706
13,446		Cardinal Health, Inc.	1,385,476
77,104	[1]	Centene Corp.	5,633,218
6,630		CVS Health Corp.	448,917
14,678		Dentsply Sirona, Inc.	440,487

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
243,370	[1]	Elanco Animal Health, Inc.	$3,202,749
6,731		Elevance Health, Inc.	3,557,872
7,841		Eli Lilly & Co.	6,124,605
20,958	[1]	GE HealthCare Technologies, Inc.	1,597,838
92,148		Gilead Sciences, Inc.	6,008,050
9,322	[1]	Illumina, Inc.	1,147,072
72,937	[1]	Incyte Genomics, Inc.	3,796,371
85,980		Johnson & Johnson	12,431,848
4,261		McKesson Corp.	2,289,052
84,143		Merck & Co., Inc.	10,872,958
1,866	[1]	Molina Healthcare, Inc.	638,359
37,635	[1]	Myriad Genetics, Inc.	736,517
34,504	[1]	Nevro Corp.	365,052
25,687	[1]	Omnicell, Inc.	688,668
6,814		Teleflex, Inc.	1,422,423
2,404		The Cigna Group	858,324
2,274	[1]	United Therapeutics Corp.	532,866
10,200		UnitedHealth Group, Inc.	4,933,740
8,154	[1]	Vertex Pharmaceuticals, Inc.	3,202,973
		TOTAL	106,791,135
		Industrials—9.9%
29,913		3M Co.	2,886,904
9,652		AGCO Corp.	1,102,162
3,602		Allegion PLC	437,859
68,225		Allison Transmission Holdings, Inc.	5,017,949
77,902	[1]	Atmus Filtration Technologies, Inc.	2,359,652
31,041		Booz Allen Hamilton Holding Corp.	4,583,824
4,359	[1]	Builders Firstsource, Inc.	796,912
16,635		Caterpillar, Inc.	5,565,572
57,316	[1]	Core & Main, Inc.	3,236,635
9,604		Emerson Electric Co.	1,035,119
22,170		Fortive Corp.	1,668,736
17,562		General Electric Co.	2,841,883
5,425		Lennox International, Inc.	2,514,054
14,625		Manpower, Inc.	1,103,456
43,853		Masco Corp.	3,001,738
132,312	[1]	NEXTracker, Inc.	5,661,630
28,990	[1]	Openlane, Inc.	498,048
38,726		Otis Worldwide Corp.	3,531,811
40,417		Paychex, Inc.	4,801,944
5,292		Rockwell Automation, Inc.	1,433,920
7,943		Ryder System, Inc.	967,855
19,159	[1]	SkyWest, Inc.	1,399,182
9,872	[1]	SPX Technologies, Inc.	1,202,508
15,236		Trane Technologies PLC	4,834,992
394	[1]	Transdigm Group, Inc.	491,724
95,690	[1]	Uber Technologies, Inc.	6,341,376
37,605		Verisk Analytics, Inc.	8,196,386
32,451	[1]	XPO, Inc.	3,487,184
		TOTAL	81,001,015
		Information Technology—25.5%
974	[1]	Adobe, Inc.	450,796

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
233,837		Apple, Inc.	$39,829,456
31,314	[1]	AppLovin Corp.	2,209,829
27,259	[1]	Arista Networks, Inc.	6,993,569
7,632	[1]	Cadence Design Systems, Inc.	2,103,608
21,864	[1]	Cirrus Logic, Inc.	1,936,495
110,755		Cisco Systems, Inc.	5,203,270
9,243	[1]	Commvault Systems, Inc.	947,130
31,399	[1]	Crowdstrike Holdings, Inc.	9,185,463
2,497		Dell Technologies, Inc.	311,226
81,019	[1]	DXC Technology Co.	1,579,060
102,287	[1]	GoDaddy, Inc.	12,517,883
2,610	[1]	HubSpot, Inc.	1,578,711
105,154		Microsoft Corp.	40,939,607
2,174		Motorola Solutions, Inc.	737,312
249,731	[1]	Nutanix, Inc.	15,158,672
28,371		NVIDIA Corp.	24,513,111
93,083		Pegasystems, Inc.	5,530,992
6,426	[1]	Qorvo, Inc.	750,814
62,603		Qualcomm, Inc.	10,382,708
13,241	[1]	Salesforce, Inc.	3,561,035
11,126	[1]	ServiceNow, Inc.	7,713,990
4,694	[1]	Synaptics, Inc.	422,272
13,638		TD SYNNEX Corp.	1,607,102
14,816	[1]	Workday, Inc.	3,625,920
49,243	[1]	Zoom Video Communications, Inc.	3,008,747
32,551	[1]	Zscaler, Inc.	5,629,370
		TOTAL	208,428,148
		Materials—1.9%
41,823	[1]	Axalta Coating Systems Ltd.	1,314,915
28,382	[1]	Knife River Corp.	2,219,189
66,283		Mosaic Co./The	2,080,623
39,535		PPG Industries, Inc.	5,100,015
6,105		Sherwin-Williams Co.	1,829,119
6,936		Steel Dynamics, Inc.	902,512
51,952	[1]	Summit Materials, Inc.	2,020,933
		TOTAL	15,467,306
		Real Estate—1.3%
235,920		Kilroy Realty Corp.	7,974,096
76,810		Macerich Co. (The)	1,056,905
42,302	[2]	SL Green Realty Corp.	2,107,909
		TOTAL	11,138,910
		Utilities—3.0%
41,791		Constellation Energy Corp.	7,770,618
218,221		Vistra Corp.	16,549,881
		TOTAL	24,320,499
		TOTAL COMMON STOCKS (IDENTIFIED COST $649,101,390)	800,235,867
		INVESTMENT COMPANIES—2.9%
5,834,093		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[3]	5,834,093

Shares		Value
	INVESTMENT COMPANIES—continued
18,334,592	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[3]	$18,334,592
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $24,168,651)	24,168,685
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $673,270,041)	824,404,552
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(6,033,023)
	TOTAL NET ASSETS—100%	$818,371,529
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$3,971,612	$12,747,520	$16,719,132
Purchases at Cost	$35,052,968	$119,732,029	$154,784,997
Proceeds from Sales	$(33,190,487)	$(114,144,937)	$(147,335,424)
Change in Unrealized Appreciation/Depreciation	$—	$(1,114)	$(1,114)
Net Realized Gain/(Loss)	$—	$1,094	$1,094
Value as of 4/30/2024	$5,834,093	$18,334,592	$24,168,685
Shares Held as of 4/30/2024	5,834,093	18,334,592	24,168,685
Dividend Income	$107,409	$588,019	$695,428

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$5,665,322	$5,834,093

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.